Significant accounting policies - Retirement Benefits (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies
Historical minimum guaranteed rates of return on employer contributions	3.25%
Historical minimum guaranteed rates of return on employee contributions	3.75%
Minimum return rate on defined contribution pension plans	1.75%	1.75%
Maximum return rate on defined contribution pension plans	3.75%	3.75%